CONVERTIBLE SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SUBORDINATED NOTES [Abstract]
Schedule of Convertible Notes Roll Forward
Following is the roll forward of Series A and Series B during 2012.

	Series A	Series B
	Principal amount NIS in thousands
Balance at beginning of year	* 80,995	30,779
Conversion	3,260	10,720
Redemption	37,198	3,516
Balance at end of year	40,537	16,543
*	Excluding NIS 26,000 thousand principal amount that were purchased in the open market by Orckit-Corrigent Ltd., a wholly-owned subsidiary of the Company in 2009.

Schedule of Convertible Notes Principal Payments
	Series A	Series B
	In thousands
March 2013	$1,155	$150
July 2014	9,704	204
December 2017		4,077
	$10,859	$4,431